September 26, 2008	Stuart M. Falber

BY ELECTRONIC SUBMISSION	+1 617 526 6663 (t)
+1 617 526 5000 (t)
stuart.falber@wilmerhale.com
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Penwest Pharmaceuticals, Inc. Registration Statement on Form S-3
Dear Ladies and Gentlemen:
Submitted herewith for filing on behalf of Penwest Pharmaceuticals, Inc. (the “Company”) is a Registration Statement on Form S-3 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of $75,000,000 of common stock, preferred stock, debt securities and warrants of the Company which may be issued from time to time on a delayed or continuous basis pursuant to Rule 415 under the Securities Act.
This filing is being effected by direct transmission to the Commission’s EDGAR System. Pursuant to Rule 415(a)(6) and Rule 457(p) under the Securities Act, the Company is applying the filing fee of $8,827.50 associated with the unsold securities under its registration statement on Form S-3 initially filed with the Commission on July 27, 2005 (No. 333-126904), against the filing fee of $2,947.50 that would otherwise be due in connection with this Registration Statement on Form S-3.
Acceleration requests may be made orally, and the Company has authorized us to represent on its behalf that it is aware of its obligations under the Securities Act with respect thereto.
Please contact the undersigned at (617) 526-6663 with any questions or comments you may have regarding this filing.
Very truly yours,
/s/ Stuart M. Falber
Stuart M. Falber
cc: Ling Zeng, Esq.
Wilmer Cutler Pickering Hale and Dorr llp, 60 State Street, Boston, Massachusetts 02109

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